Short Term Loans (Details Textual)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 20, 2018 USD ($)	Dec. 20, 2018 CNY (¥)
Short Term Loans (Textual)
Short term loans	$ 7,624,061	$ 8,263,038
Interest expenses, loans	746,504	138,010	$ 82,234
Pledged by restricted cash [Member]
Short Term Loans (Textual)
Short-term bank loans borrowed	43,000
RMB [Member] | Pledged by restricted cash [Member]
Short Term Loans (Textual)
Short-term bank loans borrowed | ¥				¥ 300,000
China Construction Bank [Member]
Short Term Loans (Textual)
Short-term bank loans borrowed					$ 3,119,000
Short-term bank loans annual interest rate					5.39%	5.39%
China Construction Bank [Member] | RMB [Member]
Short Term Loans (Textual)
Short-term bank loans borrowed | ¥						¥ 21,450,000
Loans agreements [Member]
Short Term Loans (Textual)
Short term loans	$ 1,046,275	$ 8,400,090
Loans agreements [Member] | Minimum [Member]
Short Term Loans (Textual)
Short-term bank loans annual interest rate	2.46%	2.46%		2.46%
Loans agreements [Member] | Maximum [Member]
Short Term Loans (Textual)
Short-term bank loans annual interest rate	25.00%	25.00%		25.00%